Fair Value (Tables)	6 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2024 and September 30, 2024:

	At March 31, 2024 (As Adjusted)
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥18,626,261	¥13,463,967	¥2,041,954	¥34,132,182
Debt securities
Japanese national government and Japanese government agency bonds	6,278,228	395,745	—	6,673,973
Japanese prefectural and municipal bonds	—	91,683	—	91,683
Foreign government and official institution bonds	10,170,757	668,715	101	10,839,573
Corporate bonds	8,937	2,723,957	—	2,732,894
Residential mortgage-backed securities	—	5,422,286	—	5,422,286
Asset-backed securities	—	1,374,191	1,352,755	2,726,946
Other debt securities	—	2,599	536,846	539,445
Commercial paper	—	1,609,441	—	1,609,441
Equity securities(2)	2,168,339	1,175,350	152,252	3,495,941
Trading derivative assets	90,334	15,099,648	151,242	15,341,224
Interest rate contracts	14,143	9,381,056	110,013	9,505,212
Foreign exchange contracts	10,473	5,623,544	12,647	5,646,664
Equity contracts	65,718	48,606	8,647	122,971
Commodity contracts	—	391	18,282	18,673
Credit derivatives	—	46,047	1,148	47,195
Other(8)	—	4	505	509
Trading loans(3)	—	31,542	—	31,542
Investment securities:
Available-for-sale debt securities	23,569,981	7,648,181	204,805	31,422,967
Japanese national government and Japanese government agency bonds	21,336,860	1,830,540	—	23,167,400
Japanese prefectural and municipal bonds	—	1,045,991	—	1,045,991
Foreign government and official institution bonds	2,233,121	1,069,430	—	3,302,551
Corporate bonds	—	1,021,296	5,172	1,026,468
Residential mortgage-backed securities	—	1,229,510	15	1,229,525
Asset-backed securities	—	1,114,195	132,951	1,247,146
Other debt securities	—	337,219	66,667	403,886
Equity securities	5,400,634	70,172	87,814	5,558,620
Marketable equity securities	5,400,634	70,172	—	5,470,806
Nonmarketable equity securities(4)	—	—	87,814	87,814
Other(5)	1,175,125	1,229,942	139,120	2,544,187
Total	¥48,862,335	¥37,543,452	¥2,624,935	¥89,030,722

	At March 31, 2024 (As Adjusted)
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥103,705	¥4,508	¥—	¥108,213
Trading derivative liabilities	117,567	16,261,406	92,336	16,471,309
Interest rate contracts	30,997	10,594,827	70,527	10,696,351
Foreign exchange contracts	954	5,532,241	2,449	5,535,644
Equity contracts	85,616	72,337	389	158,342
Commodity contracts	—	—	18,327	18,327
Credit derivatives	—	61,999	488	62,487
Other(8)	—	2	156	158
Obligation to return securities received as collateral(6)	6,955,707	195,622	71,399	7,222,728
Other(7)	—	192,649	66,452	259,101
Total	¥7,176,979	¥16,654,185	¥230,187	¥24,061,351

	At September 30, 2024
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥18,900,000	¥16,352,138	¥2,241,273	¥37,493,411
Debt securities
Japanese national government and Japanese government agency bonds	5,946,162	462,070	—	6,408,232
Japanese prefectural and municipal bonds	—	116,197	—	116,197
Foreign government and official institution bonds	10,637,393	768,921	—	11,406,314
Corporate bonds	3,958	2,724,574	112,867	2,841,399
Residential mortgage-backed securities	—	7,973,417	—	7,973,417
Asset-backed securities	—	1,315,776	1,462,122	2,777,898
Other debt securities	—	36,299	528,173	564,472
Commercial paper	—	1,888,753	—	1,888,753
Equity securities(2)	2,312,487	1,066,131	138,111	3,516,729
Trading derivative assets	59,901	16,140,296	150,916	16,351,113
Interest rate contracts	15,339	10,287,267	106,982	10,409,588
Foreign exchange contracts	5,123	5,739,249	15,129	5,759,501
Equity contracts	39,439	55,442	7,719	102,600
Commodity contracts	—	534	19,299	19,833
Credit derivatives	—	57,782	914	58,696
Other(8)	—	22	873	895
Trading loans(3)	—	38,834	—	38,834
Investment securities:
Available-for-sale debt securities	19,498,699	7,267,926	196,201	26,962,826
Japanese national government and Japanese government agency bonds	17,220,733	1,419,509	—	18,640,242
Japanese prefectural and municipal bonds	—	860,618	—	860,618
Foreign government and official institution bonds	2,277,966	1,152,029	—	3,429,995
Corporate bonds	—	937,409	4,614	942,023
Residential mortgage-backed securities	—	1,173,742	15	1,173,757
Asset-backed securities	—	1,269,731	142,924	1,412,655
Other debt securities	—	454,888	48,648	503,536
Equity securities	4,305,959	63,240	91,868	4,461,067
Marketable equity securities(9)	4,305,959	63,240	—	4,369,199
Nonmarketable equity securities(4)	—	—	91,868	91,868
Other(5)	820,022	1,585,037	130,030	2,535,089
Total	¥43,584,581	¥41,447,471	¥2,810,288	¥87,842,340

	At September 30, 2024
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥88,055	¥8,766	¥—	¥96,821
Trading derivative liabilities	95,158	16,550,559	106,780	16,752,497
Interest rate contracts	24,727	11,168,456	84,192	11,277,375
Foreign exchange contracts	3,024	5,272,762	2,358	5,278,144
Equity contracts	67,407	54,679	297	122,383
Commodity contracts	—	—	19,329	19,329
Credit derivatives	—	54,643	498	55,141
Other(8)	—	19	106	125
Obligation to return securities received as collateral(6)	5,971,347	309,829	53,827	6,335,003
Other(7)	—	424,438	53,251	477,689
Total	¥6,154,560	¥17,293,592	¥213,858	¥23,662,010

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2024 were ¥264,458 million and those at September 30, 2024 were ¥265,182 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2024 were ¥134,429 million, and those at September 30, 2024 were ¥215,142 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2024.
(3)Includes loans measured under the fair value option.
(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2024 were ¥37,207 million and ¥53,324 million, respectively, and those at September 30, 2024 were ¥37,064 million and ¥55,666 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2024 were ¥869 million and ¥250 million, respectively, and those at September 30, 2024 were nil and ¥250 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2024.
(5)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt and bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Includes equity securities subject to contractual sale restrictions, with a total fair value of ¥14,902 million at September 30, 2024. The contractual restriction of these securities is a lock-up agreement, a market standoff agreement, or the result of a provision within a separate agreement between certain shareholders, and the range of remaining duration of these restrictions are 0.2 - 3.5 years. The market standoff agreements expire when the share price changes to a certain extent, and other agreements do not have specific clauses for a lapse in the restriction. See Note 1 for further information.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs	Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

Six month ended September 30, 2023 (As Adjusted):		Total gains (losses) for the period												Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2023
	March 31, 2023	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2023
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,182,319	¥149,674	(2)	¥—	¥494,881	¥—	¥(626)	¥(9,895)	¥145		¥—		¥1,816,498	¥148,307	(2)
Debt securities
Foreign government and official institution bonds	1,168	122		—	7	—	(7)	(1,140)	—		—		150	(1)
Asset-backed securities	668,911	108,122		—	345,917	—	—	(4,191)	—		—		1,118,759	107,898
Other debt securities	334,124	42,225		—	141,000	—	—	—	—		—		517,349	42,225
Equity securities	178,116	(795)		—	7,957	—	(619)	(4,564)	145		—		180,240	(1,815)
Trading derivatives—net	81,096	(12,416)	(2)	1,836	4	(355)	—	(10,117)	10,271		(55,284)		15,035	(14,426)	(2)
Interest rate contracts—net	48,629	(16,890)		(1,036)	—	—	—	1,267	10,595	(5)	(53,445)	(5)	(10,880)	(18,757)
Foreign exchange contracts—net	11,345	(2,797)		999	—	—	—	417	(324)		59		9,699	(2,220)
Equity contracts—net	16,928	8,065		1,874	4	—	—	(11,696)	—		(116)		15,059	7,327
Commodity contracts—net	91	(128)		(1)	—	—	—	(6)	—		—		(44)	(128)
Credit derivatives—net	3,739	(661)		—	—	—	—	(99)	—		(1,782)		1,197	(648)
Other—net(8)	364	(5)		—	—	(355)	—	—	—		—		4	—
Investment securities:
Available-for-sale debt securities	253,964	1,681	(3)	20,605	205,826	—	—	(140,321)	26		—		341,781	18,340	(3)
Corporate bonds	2,000	(2)		243	—	—	—	(4)	26		—		2,263	241
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	182,938	1,597		15,841	205,611	—	—	(133,267)	—		—		272,720	13,492
Other debt securities	69,011	86		4,521	215	—	—	(7,050)	—		—		66,783	4,607
Equity securities	74,287	4,945	(3)	268	5,900	—	(1,474)	—	—		(462)		83,465	4,063	(3)
Nonmarketable equity securities	74,287	4,945		268	5,900	—	(1,474)	—	—		(462)		83,465	4,063
Other	92,292	(128)	(7)	101	27,955	—	—	(48)	—		—		120,173	(128)	(7)
Total	¥1,683,958	¥143,756		¥22,810	¥734,566	¥(355)	¥(2,100)	¥(160,381)	¥10,442		¥(55,746)		¥2,376,952	¥156,156
Liabilities
Obligation to return securities received as collateral	¥68,204	¥—		¥—	¥—	¥5,053	¥—	¥—	¥—		¥—		¥73,257	¥—
Other	73,663	(24,475)	(4)	(5,791)	—	23,080	—	(54,619)	5,147	(6)	(48,605)	(6)	28,932	(6,980)	(4)
Total	¥141,867	¥(24,475)		¥(5,791)	¥—	¥28,133	¥—	¥(54,619)	¥5,147		¥(48,605)		¥102,189	¥(6,980)

Six month ended September 30, 2024:		Total gains (losses) for the period												Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2024
	March 31, 2024	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2024
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥2,041,954	¥(86,296)	(2)	¥(5,778)	¥356,780	¥—	¥(2,059)	¥(141,812)	¥78,484		¥—		¥2,241,273	¥(88,871)	(2)
Debt securities
Foreign government and official institution bonds	101	(1)		—	—	—	—	(100)	—		—		—	—
Corporate bonds	—	(3,751)		—	38,158	—	—	—	78,460	(5)	—		112,867	(3,751)
Asset-backed securities	1,352,755	(74,833)		(5,778)	311,613	—	—	(121,635)	—		—		1,462,122	(74,912)
Other debt securities	536,846	(8,673)		—	—	—	—	—	—		—		528,173	(8,673)
Equity securities	152,252	962		—	7,009	—	(2,059)	(20,077)	24		—		138,111	(1,535)
Trading derivatives—net	58,906	2,123	(2)	981	670	(312)	—	(7,460)	(14,859)		4,087		44,136	23,415	(2)
Interest rate contracts—net	39,486	(10,625)		(602)	—	—	—	2,889	(13,741)	(5)	5,383		22,790	8,860
Foreign exchange contracts—net	10,198	3,559		862	—	—	—	434	(1,118)		(1,164)		12,771	6,085
Equity contracts—net	8,258	9,284		725	—	—	—	(10,713)	—		(132)		7,422	8,565
Commodity contracts—net	(45)	25		(4)	—	—	—	(6)	—		—		(30)	26
Credit derivatives—net	660	(180)		—	—	—	—	(64)	—		—		416	(179)
Other—net(8)	349	60		—	670	(312)	—	—	—		—		767	58
Investment securities:
Available-for-sale debt securities	204,805	(12,495)	(3)	12,193	39	—	—	(7,598)	—		(743)		196,201	(390)	(3)
Corporate bonds	5,172	324		(139)	—	—	—	—	—		(743)		4,614	157
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	132,951	—		9,973	—	—	—	—	—		—		142,924	9,973
Other debt securities	66,667	(12,819)		2,359	39	—	—	(7,598)	—		—		48,648	(10,520)
Equity securities	87,814	(149)	(3)	445	5,390	—	(519)	—	779		(1,892)		91,868	(542)	(3)
Nonmarketable equity securities	87,814	(149)		445	5,390	—	(519)	—	779		(1,892)		91,868	(542)
Other	139,120	(400)	(7)	133	8,898	—	—	(17,721)	—		—		130,030	(400)	(7)
Total	¥2,532,599	¥(97,217)		¥7,974	¥371,777	¥(312)	¥(2,578)	¥(174,591)	¥64,404		¥1,452		¥2,703,508	¥(66,788)
Liabilities
Obligation to return securities received as collateral	¥71,399	¥—		¥—	¥—	¥—	¥—	¥(17,572)	¥—		¥—		¥53,827	¥—
Other	66,452	(2,319)	(4)	(3,502)	—	9,028	—	(21,879)	2,213	(6)	(8,384)	(6)	53,251	(48)	(4)
Total	¥137,851	¥(2,319)		¥(3,502)	¥—	¥9,028	¥—	¥(39,451)	¥2,213		¥(8,384)		¥107,078	¥(48)

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income, net of tax.
(4)Included in Trading account losses—net and Other comprehensive income, net of tax.
(5)For the six months ended September 30, 2023 and 2024, transfers into Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable inputs include loss given default. Transfers into Level 3 for Corporate bonds were mainly caused by the increased impact of the Liquidity Premium on Fair Value. Transfers out of Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable inputs to the fair value measurement of the multi-callable swaps.
(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)Included in Other non-interest income.
(8)Includes certain derivatives such as earthquake derivatives.

Quantitative Information About Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Asset-backed securities	¥1,248,241	Internal model(4)	Asset correlations	3.0%			3.0%
			Discount factor	1.4%	~	1.6%	1.4%
			Prepayment rate	17.7%			17.7%
			Probability of default	0.0%	~	93.0%	—	(3)
			Recovery rate	55.0%			55.0%
Other debt securities	587,272	Discounted cash flow	Liquidity premium	0.9%	~	3.2%	2.8%

At March 31, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	41,687	Option model	Correlation between interest rates	30.0%	~	60.7%	44.6%
			Correlation between interest rate and foreign exchange rate	(2.0)%	~	60.0%	35.0%
			Volatility	61.2%	~	80.6%	75.6%
Foreign exchange contracts—net	9,800	Option model	Correlation between interest rates	30.0%	~	70.0%	48.2%
			Correlation between interest rate and foreign exchange rate	17.6%	~	60.0%	36.3%
			Correlation between foreign exchange rates	50.0%	~	70.6%	66.4%
			Volatility	9.9%	~	21.3%	14.1%
Equity contracts—net	4,414	Option model	Correlation between foreign exchange rate and equity	0.0%	~	30.0%	20.0%
			Correlation between equities	5.0%	~	76.0%	57.5%
			Volatility	25.0%	~	37.0%	33.9%

At September 30, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Corporate bonds	¥112,867	Discounted cash flow	Liquidity premium	0.0%	~	0.2%	0.1%
Asset-backed securities	1,324,522	Internal model(4)	Asset correlations	3.0%			3.0%
			Discount factor	1.2%	~	1.4%	1.3%
			Prepayment rate	25.4%			25.4%
			Probability of default	0.0%	~	99.0%	—%	(3)
			Recovery rate	63.1%			63.1%
Other debt securities	570,116	Discounted cash flow	Liquidity premium	1.6%	~	3.2%	2.9%

At September 30, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	27,919	Option model	Correlation between interest rates	30.0%	~	97.5%	59.6%
			Correlation between interest rate and foreign exchange rate	5.0%	~	60.0%	34.5%
			Volatility	71.2%	~	104.5%	77.9%
Foreign exchange contracts—net	12,571	Option model	Correlation between interest rates	30.0%	~	70.0%	42.8%
			Correlation between interest rate and foreign exchange rate	16.3%	~	60.0%	33.6%
			Correlation between foreign exchange rates	50.0%	~	66.4%	58.2%
			Volatility	10.6%	~	21.0%	13.9%
Equity contracts—net	3,062	Option model	Correlation between foreign exchange rate and equity	6.0%	~	25.0%	10.0%
			Correlation between equities	8.8%	~	95.0%	59.6%
			Volatility	23.0%	~	37.0%	27.0%

Notes:
(1)The fair value as of March 31, 2024 and September 30, 2024 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Change in and range of unobservable inputs” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2024.
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2024.

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level
The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2024 and September 30, 2024:

	March 31, 2024 (As Adjusted)				September 30, 2024
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥9,460	¥45,175	¥54,635	¥—	¥12,290	¥36,235	¥48,525
Loans	2,271	5,181	630,005	637,457	1,990	4,689	570,953	577,632
Loans held for sale	—	—	472,711	472,711	—	—	415,216	415,216
Collateral dependent loans	2,271	5,181	157,294	164,746	1,990	4,689	155,737	162,416
Premises and equipment	—	—	11,193	11,193	—	—	5,902	5,902
Intangible assets	—	—	5,174	5,174	—	—	169	169
Other assets	—	32,481	18,567	51,048	—	5,154	16,218	21,372
Investments in equity method investees(1)	—	27,801	1,702	29,503	—	—	2,094	2,094
Other	—	4,680	16,865	21,545	—	5,154	14,124	19,278
Total	¥2,271	¥47,122	¥710,114	¥759,507	¥1,990	¥22,133	¥629,477	¥653,600

Notes:
(1)Excludes certain investments valued at net asset value of ¥18,037 million and ¥19,833 million at March 31, 2024 and September 30, 2024, respectively. The unfunded commitments related to these investments are ¥24,208 million and ¥22,377 million at March 31, 2024 and September 30, 2024, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2024.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis
The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2023 and 2024:

	Losses for the six months ended September 30,
	2023 (As Adjusted)	2024
	(in millions)
Investment securities	¥8,971	¥8,473
Loans	45,660	23,967
Loans held for sale	11,096	1,480
Collateral dependent loans	34,564	22,487
Premises and equipment	1,142	13,072
Intangible assets	11,433	1,706
Other assets	24,286	15,257
Investments in equity method investees	12,687	274
Other	11,599	14,983
Total	¥91,492	¥62,475

Gains (Losses) Related to Instruments for which Fair Value Option was Elected
The following table presents the gains or losses recorded for the six months ended September 30, 2023 and 2024 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2023			2024
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(596,477)	¥1,762,384	¥1,165,907	¥384,525	¥(816,042)	¥(431,517)
Total	¥(596,477)	¥1,762,384	¥1,165,907	¥384,525	¥(816,042)	¥(431,517)
Financial liabilities:
Other short-term borrowings(1)	¥2,592	¥—	¥2,592	¥6,225	¥—	¥6,225
Long-term debt(1)	(5,617)	—	(5,617)	16,488	—	16,488
Total	¥(3,025)	¥—	¥(3,025)	¥22,713	¥—	¥22,713

Note:
(1)Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2024 and September 30, 2024 for long-term debt instruments for which the fair value option has been elected:

	March 31, 2024			September 30, 2024
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥246,153	¥234,909	¥(11,244)	¥205,399	¥200,462	¥(4,937)
Total	¥246,153	¥234,909	¥(11,244)	¥205,399	¥200,462	¥(4,937)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2024 and September 30, 2024:

	At March 31, 2024 (As Adjusted)
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,417	¥4,417	¥4,417	¥—	¥—
Interest-earning deposits in other banks	105,702	105,702	—	105,702	—
Call loans and funds sold	1,738	1,738	—	1,738	—
Receivables under resale agreements	18,824	18,824	—	18,824	—
Receivables under securities borrowing transactions	5,001	5,001	—	5,001	—
Investment securities	24,844	24,558	14,522	7,457	2,579
Loans, net of allowance for credit losses(1)	126,555	126,707	2	295	126,410
Other financial assets(2)	11,761	11,761	—	11,761	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,805	¥38,805	¥—	¥38,805	¥—
Interest-bearing	208,360	208,512	—	208,512	—
Total deposits	247,165	247,317	—	247,317	—
Call money and funds purchased	5,094	5,094	—	5,094	—
Payables under repurchase agreements	35,690	35,690	—	35,690	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	15,747	15,747	—	15,747	—
Long-term debt	39,833	39,103	—	39,103	—
Other financial liabilities	9,081	9,081	—	9,081	—

	At September 30, 2024
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,056	¥4,056	¥4,056	¥—	¥—
Interest-earning deposits in other banks	104,084	104,084	—	104,084	—
Call loans and funds sold	1,463	1,463	—	1,463	—
Receivables under resale agreements	18,414	18,414	—	18,414	—
Receivables under securities borrowing transactions	5,535	5,535	—	5,535	—
Investment securities	22,739	22,549	12,927	7,799	1,823
Loans, net of allowance for credit losses(1)	128,849	129,101	2	298	128,801
Other financial assets(2)	9,453	9,453	—	9,453	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,259	¥38,259	¥—	¥38,259	¥—
Interest-bearing	206,662	206,815	—	206,815	—
Total deposits	244,921	245,074	—	245,074	—
Call money and funds purchased	4,944	4,944	—	4,944	—
Payables under repurchase agreements	37,724	37,724	—	37,724	—
Payables under securities lending transactions	644	644	—	644	—
Due to trust account and other short-term borrowings	27,278	27,278	—	27,278	—
Long-term debt	24,418	23,958	—	23,958	—
Other financial liabilities	8,192	8,192	—	8,192	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥4,116 billion and ¥4,197 billion at March 31, 2024 and September 30, 2024, respectively.